GENERAL (Details Narrative) - $ / shares	Dec. 31, 2020	Dec. 31, 2019	Feb. 02, 2018	Dec. 31, 2017
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued	84,738,300	64,924,300
Firestone and McKenzie [Member]
Common stock, par value			$ 10,000,000
Common stock, shares issued			50,000,000
Shares issued			100,000,000
Elite Beverage International [Member]
Ownership percentages	100.00%
Common stock, par value				$ 0.0001